Other Income, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Other Income, Net [Abstract]
Other Income, Net

(10) Other Income, Net

Other expense, net consists of the following (in thousands):

	Thirteen-Weeks Ended
	March 31, 2024	April 2, 2023
Change in fair value of redeemable convertible preferred stock warrant liability	$1,305	$209
Change in fair value of Carlyle warrants	6,429	—
Change in fair value of FACT public, private placement and working capital warrants	(489)	—
Change in fair value of forward purchase agreement liabilities(1)	(5,578)	—
Loss on discontinued Solaria business and other, net	(148)	108
Total other income, net	$1,519	$317

(1)	Includes $4.7 million and zero of other expense for the thirteen-weeks ended March 31, 2024 and April 2, 2023, respectively, for forward purchase agreements entered into with related parties.

(12) Other Expense, Net

Other expense, net consist of the following (in thousands):

	Fiscal Years Ended December 31,
	2023	2022
Change in fair value of redeemable convertible preferred stock warrant liability	$8,513	$–
Change in fair value of Carlyle warrants	14,373	–
Change in fair value of warrant liabilities	–	(5,211)
Change in fair value of FACT public, private placement and working capital warrants	6,424	–
Gain on extinguishment of convertible notes and SAFE agreements(1)	–	3,235
Loss on sale of equity securities	(4,154)	–
Loss on CS Solis debt extinguishment	(10,338)	–
Bonus shares issued in connection with the Mergers(2)	(2,394)	–
Issuance of forward purchase agreements(3)	76	–
Change in fair value of forward purchase agreement liabilities(4)	(3,906)	–
Loss on issuance of shares in connection with the forward purchase agreements(5)	(35,490)	–
Loss on discontinued Solaria business and other, net	(2,966)	118
Total other expense, net	$(29,862)	$(1,858)
(1)	Includes zero and $1.4 million of other income for the fiscal years ended December 31, 2023 and 2022, respectively, recognized upon the conversion of related party convertible notes and SAFEs.

(2)	Includes $0.7 million of other expense for the fiscal year ended December 31, 2023 for bonus shares issued to related parties in connection with the Mergers.

(3)	Includes $0.4 million of other income for the fiscal year ended December 31, 2023 for forward purchase agreements entered into with related parties.

(4)	Includes $9.1 million of other expense for the fiscal year ended December 31, 2023 for forward purchase agreements entered into with related parties.

(5)	Includes $30.7 million of other expense the fiscal year ended December 31, 2023 for shares issued to related parties in connection with the forward purchase agreements.